INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of company's net deferred tax asset

	December 31,	December 31,
	2023	2022
Deferred tax assets
Net operating loss carryforward	$—	$—
Startup/Organizational expenses	756,241	147,861
Total deferred tax assets	756,241	147,861
Valuation allowance	(756,241)	(147,861)
Deferred tax assets, net of valuation allowance	$—	$—

Components of income tax provision

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
Federal
Current	$810,659	$421,211
Deferred	(456,612)	(75,979)

State and Local
Current	—	—
Deferred	(151,769)	(36,886)

Change in valuation allowance	603,381	112,865

Income tax provision	$810,659	$421,211

Reconciliation of the federal income tax rate to the Company's effective tax rate

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	6.98%	6.98%
Valuation allowance	84.15%	8.85%
Income tax provision	112.13%	36.84%